UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001 Check here if Amendment [ ]; Amendment Number:
                                                  ---------------------

                        This Amendment (Check only one.):
                         [_]     is a restatement.
                         [_]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ron Ray
-------------------------
[Signature]

New York, New York
-------------------------
[City, State]

August 9, 2001
-------------------------
[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         57

Form 13F Information Table Value Total:

         $ 372,427 (thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                    NONE



                                                            Para Partners
                                                               Form 13F
                                                     Quarter ended June 30, 2001

--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x$10.00)  Prn Amt   Prn    Call     Dscretn      Managers       Sole   Shared  None
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
ADC                   COM         000886101         468    70,918  SH              Sole                       70,918
Telecommunications
Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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American General      COM         026351106      18,153   390,802  SH              Sole                      390,802
Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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AT&T Corp.            COM         001957109       8,260   375,451  SH              Sole                      375,451
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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AT&T Canada Inc.      DEPS RCPT   0207Q202        3,704   122,684  SH              Sole                      122,684
                      CL B
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Bard C R Inc.         COM         067383109      17,633   309,622  SH              Sole                      309,622
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Barret Resources      COM PAR     068480201       7,476   126,712  SH              Sole                      126,712
Corp.                 $0.01
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Bristol Myers         COM         110122108       8,181   156,415  SH              Sole                      156,415
Squibb Co.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Cabletron Systems     COM         126920107       4,570   200,000  SH              Sole                      200,000
Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Canadian Pacific      COM         135923100      14,290   368,716  SH              Sole                      368,716
Limited
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Charter               CL A        16117M107       4,445   190,355  SH              Sole                      190,355
Communications Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Chris Craft           COM         170520100       1,428    20,000  SH              Sole                       20,000
Industries Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Citigroup Inc.        COM         172967101       8,725   165,112  SH              Sole                      165,112
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Coast Federal         RT          19034Q110          93    98,129  SH              Sole                       98,129
Litigation Trust
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Constellation         COM         210371100      10,390   243,903  SH              Sole                      243,903
Energy Group Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Deutsche Telekom AG   SPONS. ADR  251566105      26,267  1,170,023 SH              Sole                     1,170,023
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Diamonds Trust        Unit Ser 1  252787106       7,890    75,000  SH              Sole                       75,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x$10.00)  Prn Amt   Prn    Call     Dscretn      Managers       Sole   Shared  None
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------

Equifax Inc.          COM         294429105       3,668   100,000  SH              Sole                      100,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Finova Group Inc.     COM         317928109         774   209,205  SH              Sole                      209,205
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
FMC Corp.             COM New     302491303      12,569   183,323  SH              Sole                      183,323
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Galileo               COM         363547100      11,034   339,500  SH              Sole                      339,500
International Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Georgia Pacific       COM         373298702       8,301   232,207  SH              Sole                      232,207
Corp. Timber Group
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Gulf Canada           ORD         40218L305       1,676   206,496  SH              Sole                      206,496
Resources Ltd.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Honeywell             COM         438516106       5,243   149,857  SH              Sole                      149,857
International Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Honeywell             COM         438516106         231   125,000  SH     CALL     Sole                      125,000
International Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Investment Tech       COM         46145F105       9,061   180,182  SH              Sole                      180,182
Group
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Johnson & Johnson     COM         478160104      15,831   316,629  SH              Sole                      316,629
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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JP Morgan Chase &     COM         46625H100       7,004   157,051  SH              Sole                      157,051
Co.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
KCS Energy Inc.       COM         482434206       1,028   155,825  SH              Sole                      155,825
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Kroger Co.            COM         501044101       2,833   113,334  SH              Sole                      113,334
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Loral Space &         COM         G56462107         593   211,727  SH              Sole                      211,727
Communications
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Louis Dreyfus         COM         546011107       2,209    63,384  SH              Sole                       63,384
Natural Gas Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Marvell Technology    ORD         G5876H105       1,122    41,704  SH              Sole                       41,704
Group
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Merrill Lynch &       COM         590188108       9,424   159,051  SH              Sole                      159,051
Co., Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Mirant Corp.          COM         604675108       9,132   265,471  SH              Sole                      265,471
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Mitchell Energy &     CL A        606592202       5,807   125,554  SH              Sole                      125,554
Development Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Newport News          COM         652228107       4,736    77,329  SH              Sole                       77,329
Shipbuilding Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x$10.00)  Prn Amt   Prn    Call     Dscretn      Managers       Sole   Shared  None
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Nova Corp. Georgia    COM         669784100       1,489    47,358  SH              Sole                       47,358
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Pfizer Inc.           COM         717081103      11,268   281,352  SH              Sole                      281,352
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Pharmacia Corp.       COM         71713U102       5,794   126,094  SH              Sole                      126,094
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Philip Morris         COM         718154107      10,157   200,144  SH              Sole                      200,144
Companies Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Price                 COM New     741437305       2,588   128,179  SH              Sole                      128,179
Communications Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Qwest Communication   COM         749121109       9,188   288,294  SH              Sole                      288,294
International Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Ralston Purina Group  COM         751277302       4,243   141,344  SH              Sole                      141,344
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Rockwell              COM         773903109       7,144   187,400  SH              Sole                      187,400
International Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Southwest Gas Corp.   COM         844895102       1,504    63,500  SH              Sole                       63,500
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Texaco Inc.           COM         881694103      10,225   153,529  SH              Sole                      153,529
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Tosco Corp.           COM NEW     891490302      10,133   230,025  SH              Sole                      230,025
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Ultramar Diamond      COM         904000106       5,712   120,894  SH              Sole                      120,894
Shamrock Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Universal American    COM         913377107         904   145,500  SH              Sole                      145,500
Financial Corp.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Unumprovident Corp.   COM         91529Y106       4,818   150,000  SH              Sole                      150,000
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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UST Inc.              COM         902911106       4,592   159,122  SH              Sole                      159,122
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Ventas Inc.           COM         92276F100       3,010   274,883  SH              Sole                      274,883
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Vodafone Group PLC    SPONS. ADR  92857W100       2,442   109,240  SH              Sole                      109,240
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Willamette            COM         969133107      12,383   250,160  SH              Sole                      250,160
Industries Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Williams              CL A        969455104       1,728   585,850  SH              Sole                      585,850
Communications
Group Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Williams Companies    COM         969457100       7,623   231,345  SH              Sole                      231,345
Inc.
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
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Worldcom Inc. Ga.     COM         98157D304       1,233    82,415  SH              Sole                       82,415
New/MCI Group
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY        57 DATA
                      RECORDS                   372,427            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------